AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 1,298	SFr 1,134	SFr 2,781
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	21	108	26
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	3	19	30
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(7)	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	235	217	149
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	1	0	0
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	17	49	61
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	22	55	68
Income tax expense/(benefit)	SFr (5)	(6)	(7)
Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases			SFr 23
Credit Suisse Securities Johannesburg Proprietary Limited [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases		SFr 21